ACQUISITION OF ESD - Proforma Acquisition (Details)(Details) - USD ($)	3 Months Ended		12 Months Ended		15 Months Ended
	Aug. 31, 2016	Aug. 31, 2015	May 31, 2016	May 31, 2015	Aug. 31, 2016	Aug. 31, 2015
Product sales, net	$ 649,411	$ 129,871	$ 193,734	$ 214,502
Cost of goods sold	501,257	127,501	215,997	240,017
Gross income	148,154	2,370	(22,263)	(25,515)
Net Income/(loss) before other income and expenses	(575,600)	(24,462)	(364,769)	(209,773)
Other income and (expenses)	441,659	1,350	35,438	2,820
Net (loss)	(1,027,259)	$ (25,812)	(400,207)	$ (212,593)	$ (400,207)	$ (212,593)
HISP [Member]
Product sales, net	111,004
Cost of goods sold	81,089
Gross income	29,915
Selling general and administrative expenses	628,435
Net Income/(loss) before other income and expenses	(598,520)
Other income and (expenses)	(415,342)
Net (loss)	(1,013,862)
ESD [Member]
Product sales, net	884,526		2,775,113
Cost of goods sold	690,277		2,091,010
Gross income	194,249		684,103
Selling general and administrative expenses	156,595
Net Income/(loss) before other income and expenses	37,654		128,926
Other income and (expenses)	(59,664)		1,225
Net (loss)	(22,010)		127,701
Proforma Adjustments [Member]
Product sales, net
Cost of goods sold
Gross income
Selling general and administrative expenses
Net Income/(loss) before other income and expenses			(10,000)
Other income and (expenses)			(147,000)
Net (loss)			157,000
ProForma Combined [Member]
Product sales, net	995,530		2,968,847
Cost of goods sold	771,366		2,307,007
Gross income	224,164		661,840
Selling general and administrative expenses	785,030
Net Income/(loss) before other income and expenses	(560,866)		(245,843)
Other income and (expenses)	(475,006)		183,663
Net (loss)	$ (1,035,872)		$ (429,506)